Investment in Master Trust	12 Months Ended
Dec. 31, 2025
EBP 002
EBP, Master Trust [Line Items]
Investment in Master Trust

NOTE 4 - INVESTMENT IN MASTER TRUST

All of the Plan’s investments are in the Master Trust, which was established for the investment of assets of the Plan and of the Non-Salaried Plan of BNSF Railway. Each participating retirement plan has an undivided interest in the Master Trust. The assets of the Master Trust are held by the Trustee.

The following table presents the total of investments in the Master Trust (in thousands):

	December 31, 2025		December 31, 2024
	Master Trust	Plan’s Investment	Master Trust	Plan’s Investment
Investments:
Mutual Funds	$1,568,564	$528,072	$1,427,910	$494,086
Company Stock Fund	731,913	253,062	710,698	247,772
Common / Collective Trusts	5,004,869	1,754,708	4,331,428	1,535,828
Total investments measured at fair value	7,305,346	2,535,842	6,470,036	2,277,686
Investments measured at contract value	656,934	218,138	688,896	236,585
Total	$7,962,280	$2,753,980	$7,158,932	$2,514,271
Plan’s Percentage of Investment in Master Trust Net Assets		35%		35%

Investment income for the Master Trust was as follows (in thousands):

Year Ended December 31, 2025
Investment income:
Net investment appreciation	$914,202
Interest and dividend income	152,929
Total	$1,067,131
Plan’s percentage of investment income from the Master Trust	35%

The Master Trust’s investment at contract value is a stable-value fund, which invests in traditional and alternative guaranteed investment contracts (GICs). GICs are contracts between an issuer and the Plan that provide for a fixed return on principal amounts invested over a fixed period of time. As described in Note 2, because the investment contracts are fully benefit-responsive, contract value is the relevant measurement attribute for that portion of the net assets available for benefits attributable to the investment contracts. Contract value represents contributions made under the contract, plus earnings, less participant withdrawals and administrative expenses. Net assets and net investment income/loss are allocated to participating plans based on number of units owned. Participants may ordinarily direct the withdrawal or transfer of all or a portion of their investment at contract value.

Alternative GICs (a form of wrap contract) are typically paired with an underlying single or multiple high-quality fixed income investments, fixed income mutual funds, or with units of a collective trust bond portfolio. The wrap contract is owned by the Plan while the underlying investments may or may not be owned by the Plan, depending on the contract. Wrap contracts are issued by insurance or financial services institutions. Investment gains and losses are amortized over the expected duration of the underlying investments of that contract through the calculation of an interest rate applicable to the contract on a prospective basis. The wrap contracts provide for a variable crediting rate, which typically resets quarterly, and the issuer of the wrap contract provides assurance that future adjustments to the crediting rate cannot result in a crediting rate less than zero.

The wrap contract crediting rate is typically based on the current yield-to-maturity of the covered investments, plus or minus an amortization of the difference between the market value and contract value of the covered investments over the duration of the covered investments at the time of computation. The crediting rate is affected by the change in the annual effective yield-to-maturity of the underlying securities, and is also affected by the differential between the contract value and the market value of the covered investments. In addition, changes in duration from reset period to reset period can affect the crediting rate.

Certain events can limit the ability of the Plan to transact at contract value. Such events can include, but are not limited to, the following: (i) complete or partial Plan termination or merger with another plan; (ii) changes to the Plan’s prohibition on competing investment options or deletion of equity wash provisions; (iii) bankruptcy of BNSF or other BNSF events (e.g., divestitures or spin-off of a subsidiary) which cause a significant withdrawal from the Plan; or (iv) the failure of the Plan or Master Trust to qualify for exemption from federal income taxes or any required prohibited transaction exemption under ERISA. The Plan Administrator does not believe that the occurrence of any such event, which would limit the Plan’s ability to transact at contract value with participants, is probable.

Investment contracts generally impose conditions on the Plan. If an event of default occurs and is not cured, the issuer may terminate the contract. These events may include: (i) a breach of material obligation under the contract; (ii) a material misrepresentation; or (iii) a material amendment to the Plan agreement that is not approved and accepted by the issuer. The Plan may terminate wrap contracts at any time with notice, subject to certain conditions. Other than for reasons of Plan default, wrap contract issuers may generally only terminate contracts upon the completion of certain contract requirements, such as completion of a specified period of time.

If, in the event of default of an issuer, the Plan was unable to obtain a replacement investment contract, the Plan may experience losses if the value of the Plan’s assets no longer covered by the contract is below contract value. The Plan may seek to add additional issuers over time to diversify the Plan’s exposure to such risk, but there is no assurance that the Plan may be able to do so. The combination of the default of an issuer and an inability to obtain a replacement agreement could render the Plan unable to achieve its objective of maintaining a stable contract value. Contract termination occurs whenever the contract value or market value of the covered investments reaches zero or upon certain events of default. If the contract terminates due to issuer default, the issuer will generally be required to pay to the Plan the excess, if any, of contract value over market value on the date of termination. If the contract terminates when the market value equals zero, the issuer will pay the excess of contract value over market value to the Plan to the extent necessary for the Plan to satisfy outstanding contract value withdrawal requests.